Separate Accounts (Separate Account Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Separate Account Investment [Line Items]
Separate account assets	$ 114,051,246	$ 149,797,828
U.S. Treasury securities and obligations of U.S. government authorities and agencies
Fair Value, Separate Account Investment [Line Items]
Separate account assets	2,510	2,636
U.S. corporate securities
Fair Value, Separate Account Investment [Line Items]
Separate account assets	8,702	4,610
Foreign corporate securities
Fair Value, Separate Account Investment [Line Items]
Separate account assets	1,420	821
Mortgage-backed securities
Fair Value, Separate Account Investment [Line Items]
Separate account assets	276	478
Equity
Fair Value, Separate Account Investment [Line Items]
Separate account assets	67,144,660	100,272,679
Fixed Income
Fair Value, Separate Account Investment [Line Items]
Separate account assets	38,109,374	39,543,862
Other
Fair Value, Separate Account Investment [Line Items]
Separate account assets	3,441,016	4,238,263
Equity securities
Fair Value, Separate Account Investment [Line Items]
Separate account assets	49,260	34,030
Other invested assets
Fair Value, Separate Account Investment [Line Items]
Separate account assets	5,262,178	5,686,253
Short-term investments
Fair Value, Separate Account Investment [Line Items]
Separate account assets	1,237	1,310
Cash and cash equivalents
Fair Value, Separate Account Investment [Line Items]
Separate account assets	$ 30,613	$ 12,886